UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			August 13, 2010
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Information Table Value Total:		82,011
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE OF CLASS	CUSIP	  VALUE     SHARES/	SH/   PUT/   INVSTMT OTHER      VOTING AUTHORITY
			 			  (x$1000)  PRN AMT	PRN   CALL   DSCRETN MANAGERS   SOLE  SHARED NONE
3M Co                         COM	88579Y101  1344     17020	SH 		SOLE		17020
Abbott Laboratories           COM	002824100  2077	    44401	SH 		SOLE		44401
Air Products & Chemicals Inc  COM	009158106  1919	    29615	SH 		SOLE		29615
Amgen Inc.                    COM	031162100  983	    18688	SH 		SOLE		18688
Apache Corp                   COM	037411105  2341	    27811	SH 		SOLE		27811
Applied Materials Inc         COM	038222105  1569	    130535	SH		SOLE		130535
AT&T Inc.                     COM	00206R102  116	    4803	SH		SOLE		4803
Automatic Data Processing Inc COM	053015103  1882	    46736	SH 		SOLE		46736
Axcelis Technologies, Inc.    COM	054540109  217	    140000	SH 		SOLE		140000
Baker Hughes Inc              COM	057224107  817	    19644	SH 		SOLE		19644
Bank Of America Corp          COM	060505104  185	    12858	SH		SOLE		12858
Bank of New York Mellon       COM	064058100  427	    17299	SH		SOLE		17299
Baxter International          COM	071813109  1201	    29550	SH 		SOLE		29550
Biogen Idec Inc               COM	09062X103  104	    2200	SH		SOLE		2200
Boeing Co                     COM	097023105  114	    1820	SH		SOLE		1820
Bunge Ltd                     COM	G16962105  601	    12225	SH 		SOLE		12225
Callidus Software Inc.        COM	13123E500  130	    40000	SH		SOLE		40000
Charles Riv Laboratories Intl COM	159864107  706	    20625	SH		SOLE		20625
Chevrontexaco Corp	      COM       166764100  111      1642        SH              SOLE            1642
Church & Dwight Co Inc        COM	171340102  2066	    32950	SH		SOLE		32950
Cisco Systems                 COM	17275R102  202	    9476	SH 		SOLE		9476
CLARCOR Inc                   COM	179895107  1694	    47700	SH		SOLE		47700
Coca Cola                     COM	191216100  101	    2010	SH	 	SOLE		2010
Disney Walt Co             COM DISNEY	254687106  240	    7634	SH 		SOLE		7634
Dominion Res Inc              COM	25746U109  1078	    27831	SH 		SOLE		27831
Dow Chemical Company          COM	260543103  340	    14325	SH 		SOLE		14325
Du Pont E I De Nemours & Co   COM	263534109  590	    17050	SH		SOLE		17050
Duke Energy Corp.             COM	26441C105  635	    39701	SH 		SOLE		39701
Emerson Electric Co           COM	291011104  815	    18644	SH 		SOLE		18644
Exxon Mobil Corporation       COM	30231G102  2075	    36355	SH 		SOLE		36355
Fiserv Inc                    COM	337738108  2709	    59335	SH 		SOLE		59335
General Electric              COM	369604103  878	    60860	SH 		SOLE		60860
Genzyme Corporation           COM	372917104  172	    3381	SH		SOLE		3381
Hewlett-Packard Company       COM	428236103  575	    13282	SH 		SOLE		13282
Huntsman Corporation          COM	447011107  347	    40000	SH		SOLE		40000
Infosys Technologies Ltd. SPONSORED ADR	456788108  105	    1750	SH		SOLE		1750
Intel Corp                    COM	458140100  1942	    99825	SH 		SOLE		99825
Int'l Business Machine        COM	459200101  535	    4330	SH 		SOLE		4330
iShares GS Investo     IBOXX INV CPBD  	464287242  1189	    10965	SH		SOLE		10965
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465  4927	    105938	SH 		SOLE		105938
iShares MSCI Emerging   MSCI EMERG MKT	464287234  575	    15400	SH 		SOLE		15400
Johnson & Johnson             COM	478160104  2869	    48575	SH 		SOLE		48575
JP Morgan Chase & Co          COM	46625H100  681	    18595	SH 		SOLE		18595
Medtronic Inc                 COM	585055106  1021	    28142	SH 		SOLE		28142
Merck & Co Inc                COM	58933Y105  131	    3742	SH		SOLE		3742
Microsoft Corp                COM	594918104  1051	    45691	SH 		SOLE		45691
Northrop Grumman Corp         COM	666807102  2002	    36780	SH 		SOLE		36780
Pepsico                       COM	713448108  5392	    88463	SH 		SOLE		88463
Pfizer                        COM	717081103  100	    6984	SH 		SOLE		6984
Procter & Gamble Co           COM	742718109  3200	    53347	SH 		SOLE		53347
Qualcomm Inc                  COM	747525103  1897	    57780	SH		SOLE		57780
Reliance Steel & Aluminum     COM	759509102  1177	    32550	SH 		SOLE		32550
S&P 500 Depository Receipts UNIT SER 1	78462F103  5364	    51965	SH 		SOLE		51965
Schlumberger Ltd              COM	806857108  831	    15008	SH 		SOLE		15008
State Street                  COM	857477103  1919	    56742	SH 		SOLE		56742
Statoil ASA ADR           SPONSORED ADR	85771P102  1304	    68072	SH 		SOLE		68072
Stryker Corp                  COM	863667101  2421     48355	SH 		SOLE		48355
Sysco Corporation             COM	871829107  522	    18260	SH		SOLE		18260
Target Corporation            COM	87612E106  342	    6950	SH 		SOLE		6950
Teva Pharm Inds Ltd Adrf      ADR	881624209  2192	    42169	SH		SOLE		42169
Thermo Fisher Scientific      COM	883556102  831      16945       SH              SOLE            16945
Toronto Dominion Bank New   COM NEW	891160509  1696	    26127	SH 		SOLE		26127
VCA Antech Inc                COM	918194101  361	    14600	SH 		SOLE		14600
Vodafone Group Plc ADR    SPONS ADR NEW	92857W209  172	    8342	SH 		SOLE		8342
Wal-Mart Stores Inc           COM	931142103  2321	    48287	SH 		SOLE		48287
Walgreen Co                   COM	931422109  1580	    59170	SH		SOLE		59170
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